Financing Receivables	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Financing Receivables
Financing Receivables

Laureate’s financing receivables consist primarily of trade receivables related to student tuition financing programs with an initial term in excess of one year. We have offered long-term financing through the execution of note receivable agreements with students at some of our institutions. Our disclosures include financing receivables that are classified in our Consolidated Balance Sheets as both current and long-term, reported in accordance with ASC 310, “Receivables.”

Laureate’s financing receivables balances were as follows:

	December 31, 2017	December 31, 2016
Financing receivables	$20,380	$26,591
Allowance for doubtful accounts	(6,472)	(7,086)
Financing receivables, net of allowances	$13,908	$19,505

We do not purchase financing receivables in the ordinary course of our business. We may sell certain receivables that are significantly past due. No material amounts of financing receivables were sold during the periods reported herein.

Delinquency is the primary indicator of credit quality for our financing receivables. Receivable balances are considered delinquent when contractual payments on the loan become past due. Delinquent financing receivables are placed on non-accrual status for interest income. The accrual of interest is resumed when the financing receivable becomes contractually current and when collection of all remaining amounts due is reasonably assured. We record an Allowance for doubtful accounts to reduce our financing receivables to their net realizable value. The Allowance for doubtful accounts is based on the age of the receivables, the status of past-due amounts, historical collection trends, current economic conditions, and student enrollment status. Each of our institutions evaluates its balances for potential impairment. We consider impaired loans to be those that are past due one year or greater, and those that are modified as a troubled debt restructuring (TDR). The aging of financing receivables grouped by country portfolio was as follows:

	Chile	Other	Total
As of December 31, 2017
Amounts past due less than one year	$6,800	$921	$7,721
Amounts past due one year or greater	3,551	201	3,752
Total past due (on non-accrual status)	10,351	1,122	11,473
Not past due	8,494	413	8,907
Total financing receivables	$18,845	$1,535	$20,380

As of December 31, 2016
Amounts past due less than one year	$8,711	$344	$9,055
Amounts past due one year or greater	3,899	230	4,129
Total past due (on non-accrual status)	12,610	574	13,184
Not past due	11,758	1,649	13,407
Total financing receivables	$24,368	$2,223	$26,591

The following is a rollforward of the Allowance for doubtful accounts related to financing receivables for the years ended December 31, 2017, 2016, and 2015, grouped by country portfolio:

	Chile	Other	Total
Balance at December 31, 2014	$(11,063)	$(1,478)	$(12,541)
Charge-offs	3,648	211	3,859
Recoveries	—	4	4
Provision	(1,105)	153	(952)
Currency adjustments	1,280	248	1,528
Balance at December 31, 2015	$(7,240)	$(862)	$(8,102)
Charge-offs	4,631	110	4,741
Recoveries	—	(90)	(90)
Provision	(3,304)	(54)	(3,358)
Currency adjustments	(296)	19	(277)
Balance at December 31, 2016	$(6,209)	$(877)	$(7,086)
Charge-offs	1,910	328	2,238
Recoveries	(24)	—	(24)
Provision	(1,309)	221	(1,088)
Currency adjustments	(475)	(37)	(512)
Balance at December 31, 2017	$(6,107)	$(365)	$(6,472)

Restructured Receivables

A TDR is a financing receivable in which the borrower is experiencing financial difficulty and Laureate has granted an economic concession to the student debtor that we would not otherwise consider. When we modify financing receivables in a TDR, Laureate typically offers the student debtor an extension of the loan maturity and/or a reduction in the accrued interest balance. In certain situations, we may offer to restructure a financing receivable in a manner that ultimately results in the forgiveness of contractually specified principal balances. Our only TDRs are in Chile.

The number of financing receivable accounts and the pre- and post-modification account balances modified under the terms of a TDR during the years ended December 31, 2017, 2016 and 2015 were as follows:

	Number of Financing Receivable Accounts	Pre-Modification Balance Outstanding	Post-Modification Balance Outstanding
2017	446	$2,319	$2,109
2016	676	$3,665	$3,165
2015	1044	$5,251	$4,796

The preceding table represents accounts modified under the terms of a TDR during the year ended December 31, 2017, whereas the following table represents accounts modified as a TDR between January 1, 2016 and December 31, 2017 that subsequently defaulted during the year ended December 31, 2017:

	Number of Financing Receivable Accounts	Balance at Default
Total	200	$890

The following table represents accounts modified as a TDR between January 1, 2015 and December 31, 2016 that subsequently defaulted during the year ended December 31, 2016:

	Number of Financing Receivable Accounts	Balance at Default
Total	360	$1,352

The following table represents accounts modified as a TDR between January 1, 2014 and December 31, 2015 that subsequently defaulted during the year ended December 31, 2015:

	Number of Financing Receivable Accounts	Balance at Default
Total	705	$2,864